SIGNIFICANT CUSTOMERS	12 Months Ended
Sep. 30, 2011
Significant Customers [Abstract]
Significant Customers [Text Block]
10.	SIGNIFICANT CUSTOMERS

For the year ended September 30, 2011, three customers accounted for 41% of Neurometric Information Services revenue and 58% of accounts receivable at September 30, 2011.

For the year ended September 30, 2010, four customers accounted for 48% of Neurometric Information Services revenue and two customers 27% of accounts receivable at September 30, 2010